PARENT COMPANY INFORMATION - Statement of Income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Participation in profit or loss associates and joint business	$ 300,217	$ 220,162	$ 229,626
Other revenue from ordinary activities	351,543	344,267	395,909
Expenses, net
Administrative expenses	(5,467,373)	(4,966,359)	(4,954,307)
Other expenses	(11,396,696)	(10,652,751)	(10,171,349)
Net income before taxes	8,520,297	6,475,284	7,451,711
Income tax expense	(2,851,795)	(1,843,668)	(2,086,257)
Net income	5,668,502	4,631,616	5,365,454
Parent [member]
Operating revenue
Participation in profit or loss associates and joint business	3,245,692	2,295,451	3,014,756
Other revenue from ordinary activities	286,823	286,755	286,778
Total operating revenue	3,532,515	2,582,206	3,301,534
Expenses, net
Administrative expenses	(82,686)	(79,993)	(83,902)
Other expenses	(434)	(163)	(236)
(Losses) gains from exchange differences	(41)	(52)	(812)
Operating income	3,449,354	2,501,998	3,216,584
Financial expenses	(98,690)	(106,979)	(121,794)
Net income before taxes	3,350,664	2,395,019	3,094,790
Income tax expense	(52,565)	(46,088)	(61,411)
Net income	$ 3,298,099	$ 2,348,931	$ 3,033,379